CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 36,561		$ 26,959		$ 103,303	$ 50,294
General and administrative	14,010		10,743		45,813	33,169
Total operating expenses	50,571		37,702		149,116	83,463
Loss from operations	(50,571)		(37,702)		(149,116)	(83,463)
Interest income, net	15		204		224	1,552
Other income (expense), net	(425)		(15,710)		(3,274)	(46,433)
Loss before income taxes	(50,981)		(53,208)		(152,166)	(128,344)
Income tax benefit (provision), net	0		0		24	(45)
Net loss and comprehensive loss	(50,981)		(53,208)		(152,142)	(128,389)
Reconciliation of net loss attributable to common stockholders:
Net loss	$ (50,981)	[1]	$ (53,208)	[1]	(152,142)	(128,389)
Benefit related to the redemption of Series A-1 redeemable convertible preferred stock at less than the carrying value					3,871
Net loss attributable to common stockholders					$ (148,271)	$ (128,389)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.40)		$ (0.87)		$ (2.01)	$ (2.90)
Weighted-average shares used in calculating net loss per share, basic and diluted	127,225,535		60,944,732		73,643,315	44,209,264

[1]	Historical share and capital amounts were retroactively restated for reverse recapitalization as described in Note 1, Nature of Operations.